Fees Summary	Oct. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 450,000
Previously Paid Amount	0
Total Fee Amount	39.15
Net Fee	$ 39.15
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A